CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Software licenses	$ 2,722	$ 1,743	$ 4,459
Services	7,384	8,145	8,443
Maintenance	4,598	4,583	4,421
Total revenues	14,704	14,471	17,323
Cost of revenues:
Software licenses	301	282	97
Services	5,620	6,067	6,408
Maintenance	506	563	479
Total cost of revenues	6,427	6,912	6,984
Gross profit	8,277	7,559	10,339
Operating expenses:
Research and development	3,470	2,933	3,177
Sales and marketing	5,823	4,993	5,223
General and administrative	3,152	3,212	3,058
Total operating expenses	12,445	11,138	11,458
Operating loss	(4,168)	(3,579)	(1,119)
Financial income (expense), net	227	121	(38)
Income loss before taxes	(3,941)	(3,458)	(1,157)
Income tax benefit (expenses)	(632)	11	(84)
Net loss	$ (4,573)	$ (3,447)	$ (1,241)
Basic net loss per share	$ (1.00)	$ (0.81)	$ (0.30)
Diluted net loss per share	$ (1.00)	$ (0.81)	$ (0.30)
Weighted average number of shares used in computing basic net earnings (loss) per share	4,543,271	4,233,189	4,166,433
Weighted average number of shares used in computing diluted net earnings (loss) per share	4,543,271	4,233,189	4,166,433